Inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials and supplies	$ 1,811,749
Work in process	334,322
Finished goods	60,499
Total inventories	$ 2,206,570